CAPITAL STOCK - Disclosure of detailed information about number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2020 share $ / shares	Dec. 31, 2019 share	Jan. 01, 2019 share
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Options outstanding	6,031,500	8,758,750	7,627,500
Remaining life (years)	2 years 8 months 8 days
Options exerciseable	5,244,000
Expire December 9, 2021 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 2.30
Options outstanding	900,000
Remaining life (years)	11 months 8 days
Options exerciseable	900,000
Expire January 3, 2022 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 2.55
Options outstanding	50,000
Remaining life (years)	1 year 3 days
Options exerciseable	50,000
Expire August 4, 2022 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 1.88
Options outstanding	477,500
Remaining life (years)	1 year 7 months 2 days
Options exerciseable	477,500
Expire January 2, 2023 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 1.84
Options outstanding	350,000
Remaining life (years)	2 years 3 days
Options exerciseable	350,000
Expire January 4, 2023 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 1.94
Options outstanding	645,000
Remaining life (years)	2 years 3 days
Options exerciseable	645,000
Expire November 11, 2023 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 3.41
Options outstanding	100,000
Remaining life (years)	2 years 10 months 9 days
Options exerciseable	100,000
Expire November 13, 2023 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 3.30
Options outstanding	200,000
Remaining life (years)	2 years 10 months 13 days
Options exerciseable	200,000
Expire December 14, 2023 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 3.24
Options outstanding	1,250,000
Remaining life (years)	2 years 11 months 12 days
Options exerciseable	1,250,000
Expire May 30, 2024 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 4.54
Options outstanding	122,750
Remaining life (years)	3 years 4 months 28 days
Options exerciseable	122,750
Expire September 4, 2024 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 8.21
Options outstanding	862,500
Remaining life (years)	3 years 8 months 4 days
Options exerciseable	862,500
Expire October 17, 2024 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 7.89
Options outstanding	7,500
Remaining life (years)	3 years 9 months 18 days
Options exerciseable	7,500
Expire December 19, 2024 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 8.24
Options outstanding	841,250
Remaining life (years)	3 years 11 months 19 days
Options exerciseable	278,750
Expire September 14, 2025 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 12.53
Options outstanding	150,000
Remaining life (years)	4 years 8 months 15 days
Options exerciseable	0
Expire November 11, 2025 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 12.63
Options outstanding	25,000
Remaining life (years)	4 years 10 months 13 days
Options exerciseable	0
Expire December 7, 2025 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 11.22
Options outstanding	50,000
Remaining life (years)	4 years 11 months 8 days
Options exerciseable	0